Public Offering (Details) - Class A Common Stock [Member] - $ / shares		3 Months Ended
	Dec. 15, 2020	Mar. 31, 2022
Public Offering (Details) [Line Items]
Public offering transaction, description	Each whole Public Warrant will entitle the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).	Each Unit consists of one-half of one Public Warrant. Each whole Public Warrant will entitle the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).
IPO [Member]
Public Offering (Details) [Line Items]
Number of units issued in transaction	20,125,000	20,125,000
Share purchase price (in Dollars per share)	$ 10	$ 10
Over-Allotment Option [Member]
Public Offering (Details) [Line Items]
Number of units issued in transaction	2,625,000	2,625,000